Note 8 - Employees and Employee-related Costs - Summary of Employee Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Wages and salaries	$ 6,447	$ 8,436	$ 8,182
Cash bonus	604	393	789
Share-based compensation expenses	177	479	942
Other social security expenses	16	18	19
Other staff expenses	97	216	389
Total	7,341	9,542	10,321
Research and development expenses	4,933	6,410	8,156
General and administrative expenses	2,408	3,132	2,165
Research and development expenses	3,977	5,255	6,639
General and administrative expenses	1,289	1,870	983
Total	$ 5,266	$ 7,125	$ 7,622